Commitments And Contingencies - Minimum Payments for Contractual Commitments that are not Recognized as Liabilities (Detail)	12 Months Ended
Dec. 31, 2021 CAD ($)
Commitment and Contigencies [Line Items]
Variable lease payments 1	$ 1,012,555
Lease payments related to leases which have not yet commenced 2	18,093,083
Minimum Lease Payments Payable Under Non Cancellable Lease	19,105,638
Less than 1 year
Commitment and Contigencies [Line Items]
Variable lease payments 1	396,719
Lease payments related to leases which have not yet commenced 2	104,702
Minimum Lease Payments Payable Under Non Cancellable Lease	501,421
2 - 3 years
Commitment and Contigencies [Line Items]
Variable lease payments 1	477,562
Lease payments related to leases which have not yet commenced 2	2,589,330
Minimum Lease Payments Payable Under Non Cancellable Lease	3,066,892
4 - 5 years
Commitment and Contigencies [Line Items]
Variable lease payments 1	125,275
Lease payments related to leases which have not yet commenced 2	2,762,597
Minimum Lease Payments Payable Under Non Cancellable Lease	2,887,872
More than 5 years
Commitment and Contigencies [Line Items]
Variable lease payments 1	12,999
Lease payments related to leases which have not yet commenced 2	12,636,454
Minimum Lease Payments Payable Under Non Cancellable Lease	$ 12,649,453